SHARE CAPITAL (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 1,573,000	$ 1,998,000
Statements of Net Loss: share-based payments	2,427,000	2,892,000
Share-based payments	2,427,000	2,892,000
General and Administration
Statement [Line Items]
Statements of Net Loss: share-based payments	1,235,000	1,235,000
Exploration and Evaluation
Statement [Line Items]
Statements of Net Loss: share-based payments	44,000	312,000
Investor Relations and Marketing
Statement [Line Items]
Statements of Net Loss: share-based payments	149,000	265,000
Corporate Development and Due Diligence
Statement [Line Items]
Statements of Net Loss: share-based payments	145,000	186,000
Mineral Properties [Member]
Statement [Line Items]
Statements of Financial Position: share-based payments	$ 854,000	$ 894,000